Investment in securities - Sale Proceeds and Realized Gains and Losses of AFS Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	$ 854,160	$ 213,047	$ 60,548
Gross realized gains	2,804	4,246	1,622
Gross realized (losses)	(1,704)	(60)	(76)
US government and federal agencies
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	812,720		59,939
Gross realized gains	1,599		1,013
Gross realized (losses)	(1,263)		(76)
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	24,975	202,700
Gross realized gains	0	1,684
Gross realized (losses)	(87)	0
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	15,260	7,785
Gross realized gains	0	0
Gross realized (losses)	(354)	(60)
Pass-through note
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	1,205	2,562	609
Gross realized gains	1,205	2,562	609
Gross realized (losses)	$ 0	$ 0	$ 0